Hotchkis & Wiley SMID Cap Diversified Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.0%		Shares	Value
Aerospace & Defense - 1.0%
Huntington Ingalls Industries, Inc.		74	$21,305

Air Freight & Logistics - 0.6%
FedEx Corp.		55	12,970

Automobile Components - 4.5%
Aptiv PLC (a)		188	16,209
BorgWarner, Inc.		322	14,155
Gentex Corp.		758	21,451
Lear Corp.		129	12,979
Magna International, Inc.		486	23,027
Visteon Corp.		72	8,630
			96,451

Automobiles - 1.1%
Harley-Davidson, Inc.		335	9,346
Thor Industries, Inc.		129	13,376
			22,722

Banks - 11.2%
Associated Banc-Corp.		334	8,587
BankUnited, Inc.		227	8,662
Cathay General Bancorp		184	8,834
Citizens Financial Group, Inc.		428	22,752
Columbia Banking System, Inc.		487	12,535
Comerica, Inc.		300	20,556
First Hawaiian, Inc.		337	8,368
First Interstate BancSystem, Inc. - Class A		273	8,701
First Merchants Corp.		215	8,106
Flagstar Financial, Inc.		725	8,374
KeyCorp		1,138	21,269
Popular, Inc.		176	22,354
Provident Financial Services, Inc.		445	8,580
Simmons First National Corp. - Class A		426	8,166
Valley National Bancorp		1,110	11,766
WaFd, Inc.		273	8,269
Western Alliance Bancorp		249	21,593
Zions Bancorp NA		400	22,632
			240,104

Biotechnology - 0.7%
Halozyme Therapeutics, Inc. (a)		200	14,668

Building Products - 2.3%
Fortune Brands Innovations, Inc.		357	19,060
Resideo Technologies, Inc. (a)		464	20,036
UFP Industries, Inc.		122	11,406
			50,502

Capital Markets - 3.6%
Federated Hermes, Inc.		158	8,205
Franklin Resources, Inc.		804	18,597
Invesco Ltd.		574	13,168
Janus Henderson Group PLC		189	8,412
State Street Corp.		184	21,346
T Rowe Price Group, Inc.		77	7,903
			77,631

Chemicals - 1.8%
Axalta Coating Systems Ltd. (a)		707	20,234
Innospec, Inc.		100	7,716
Olin Corp.		400	9,996
			37,946

Commercial Services & Supplies - 0.9%
Brink's Co.		91	10,634
UniFirst Corp./MA		47	7,858
			18,492

Communications Equipment - 2.0%
F5, Inc. (a)		64	20,684
Telefonaktiebolaget LM Ericsson - ADR		2,748	22,726
			43,410

Construction & Engineering - 1.0%
Fluor Corp. (a)		498	20,951

Consumer Discrertionary - 0.5%
Whirlpool Corp.		144	11,318

Consumer Finance - 2.3%
Ally Financial, Inc.		545	21,364
Bread Financial Holdings, Inc.		138	7,696
Synchrony Financial		290	20,605
			49,665

Containers & Packaging - 0.4%
Sonoco Products Co.		181	7,799

Electric Utilities - 4.9%
Eversource Energy		308	21,911
Exelon Corporation		454	20,434
FirstEnergy Corp.		280	12,830
OGE Energy Corp.		179	8,282
Otter Tail Corp.		100	8,197
Portland General Electric Co.		287	12,628
PPL Corp.		567	21,070
			105,352

Electrical Equipment - 1.0%
Atkore, Inc.		144	9,035
Sensata Technologies Holding PLC		380	11,609
			20,644

Electronic Equipment, Instruments & Components - 4.0%
Arrow Electronics, Inc. (a)		103	12,463
Avnet, Inc.		248	12,965
Crane NXT Co.		152	10,195
Ingram Micro Holding Corp.		422	9,069
Plexus Corp. (a)		62	8,971
Sanmina Corp. (a)		104	11,971
Vishay Intertechnology, Inc.		507	7,757
Vontier Corp.		295	12,381
			85,772

Energy Equipment & Services - 1.0%
Halliburton Co.		374	9,200
NOV, Inc.		995	13,184
			22,384

Entertainment - 0.9%
Warner Bros Discovery, Inc. (a)		956	18,671

Financial Services - 3.7%
Corebridge Financial, Inc.		354	11,346
Essent Group Ltd.		211	13,411
Euronet Worldwide, Inc. (a)		90	7,903
NMI Holdings, Inc. - Class A (a)		214	8,205
Radian Group, Inc.		366	13,256
Voya Financial, Inc.		179	13,389
WEX, Inc. (a)		72	11,342
			78,852

Food Products - 0.9%
Conagra Brands, Inc.		431	7,892
Kraft Heinz Co.		450	11,718
			19,610

Gas Utilities - 1.0%
New Jersey Resources Corp.		261	12,567
Spire, Inc.		108	8,804
			21,371

Ground Transportation - 1.3%
Schneider National, Inc. - Class B		328	6,941
U-Haul Holding Co.		398	20,258
			27,199

Health Care Equipment & Supplies - 3.0%
Envista Holdings Corp. (a)		404	8,230
GE HealthCare Technologies, Inc.		287	21,554
Lantheus Holdings, Inc. (a)		236	12,104
LivaNova PLC (a)		190	9,952
Solventum Corp. (a)		168	12,264
			64,104

Health Care Providers & Services - 4.9%
Acadia Healthcare Co., Inc. (a)		373	9,236
Centene Corp. (a)		783	27,937
Concentra Group Holdings Parent, Inc.		409	8,560
Humana, Inc.		80	20,814
Labcorp Holdings, Inc.		48	13,779
Universal Health Services, Inc. - Class B		123	25,146
			105,472

Hotels, Restaurants & Leisure - 1.9%
Hilton Grand Vacations, Inc. (a)		276	11,539
Marriott Vacations Worldwide Corp.		120	7,987
Travel + Leisure Co.		210	12,493
United Parks & Resorts, Inc. (a)		171	8,841
			40,860

Household Durables - 0.4%
Tri Pointe Homes, Inc. (a)		242	8,221

Household Products - 0.9%
Central Garden & Pet Co. (a)		205	6,693
Reynolds Consumer Products, Inc.		549	13,434
			20,127

Insurance - 8.0%
American International Group, Inc.		259	20,342
Arch Capital Group Ltd.		91	8,256
CNO Financial Group, Inc.		240	9,492
Everest Group Ltd.		37	12,958
Fidelity National Financial, Inc.		348	21,051
Globe Life, Inc.		88	12,581
Hartford Insurance Group, Inc.		64	8,537
Kemper Corp.		132	6,805
Lincoln National Corp.		314	12,664
Loews Corp.		87	8,734
Principal Financial Group, Inc.		266	22,054
Prudential Financial, Inc.		79	8,195
Travelers Cos., Inc.		31	8,656
White Mountains Insurance Group Ltd.		7	11,701
			172,026

IT Services - 0.3%
ASGN, Inc. (a)		160	7,576

Leisure Products - 0.8%
Brunswick Corp./DE		144	9,107
Polaris, Inc.		154	8,952
			18,059

Machinery - 4.3%
AGCO Corp.		108	11,564
Albany International Corp. - Class A		140	7,462
Atmus Filtration Technologies, Inc.		213	9,604
CNH Industrial NV		1,607	17,436
Flowserve Corp.		224	11,904
Stanley Black & Decker, Inc.		292	21,704
Timken Co.		163	12,254
			91,928

Marine Transportation - 0.3%
Matson, Inc.		73	7,197

Media - 1.5%
Omnicom Group, Inc.		112	9,131
Paramount Skydance Corp.		656	12,411
WPP PLC - ADR		451	11,298
			32,840

Multi-Utilities - 2.3%
Avista Corp.		212	8,016
Black Hills Corp.		206	12,688
Dominion Energy, Inc.		332	20,308
Northwestern Energy Group, Inc.		149	8,733
			49,745

Oil, Gas & Consumable Fuels - 3.6%
APA Corp.		1,091	26,489
Crescent Energy Co. - Class A		890	7,939
Excelerate Energy, Inc. - Class A		325	8,187
Murphy Oil Corp.		350	9,944
NextDecade Corp. (a)		734	4,984
Ovintiv, Inc.		303	12,235
SM Energy Company		296	7,391
			77,169

Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (a)		179	23,592

Professional Services - 2.6%
Amentum Holdings, Inc. (a)		320	7,664
Insperity, Inc.		162	7,970
Korn Ferry		120	8,398
Maximus, Inc.		150	13,706
Robert Half, Inc.		230	7,815
Science Applications International Corp.		106	10,533
			56,086

Real Estate Management & Development - 0.4%
Cushman & Wakefield PLC (a)		606	9,647

Semiconductors & Semiconductor Equipment - 0.4%
Diodes, Inc. (a)		176	9,365

Software - 1.8%
ACI Worldwide, Inc. (a)		293	15,462
Workday, Inc. - Class A (a)		96	23,110
			38,572

Specialty Retail - 2.2%
Asbury Automotive Group, Inc. (a)		53	12,956
Group 1 Automotive, Inc.		29	12,688
Lithia Motors, Inc.		41	12,956
Sonic Automotive, Inc. - Class A		112	8,522
			47,122

Trading Companies & Distributors - 2.7%
Herc Holdings, Inc.		105	12,249
MSC Industrial Direct Co., Inc. - Class A		144	13,268
Rush Enterprises, Inc. - Class A		215	11,496
WESCO International, Inc.		98	20,727
			57,740
TOTAL COMMON STOCKS (Cost $1,889,164)			2,063,237

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.9%		Shares	Value
Hotel & Resort REITs - 1.5%
Host Hotels & Resorts, Inc.		1,317	22,415
Park Hotels & Resorts, Inc.		775	8,587
			31,002

Office REITs - 1.4%
Douglas Emmett, Inc.		536	8,346
Vornado Realty Trust		547	22,170
			30,516
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $54,519)			61,518

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%		Shares	Value
First American Government Obligations Fund - Class X, 4.05%(b)		22,345	22,345
TOTAL MONEY MARKET FUNDS (Cost $22,345)			22,345

TOTAL INVESTMENTS - 99.9% (Cost $1,966,028)			2,147,100
Other Assets in Excess of Liabilities - 0.1%			1,911
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$2,149,011
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Hotchkis & Wiley SMID Cap Diversified Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,063,237	$–	$–	$2,063,237
Real Estate Investment Trusts - Common	61,518	–	–	61,518
Money Market Funds	22,345	–	–	22,345
Total Investments	$2,147,100	$–	$–	$2,147,100

Refer to the Schedule of Investments for further disaggregation of investment categories.